EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
AEL
Disclosure of associates [line items]
Gain on the discontinuation of equity method accounting	$ 607